SUP-MULTI-1026

AB EQUITY FUNDS (“Equity Funds”)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Advisor Class (Ticker: ATEYX);

Class I (Ticker: AGTIX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Advisor Class (Ticker: AWPYX);

Class I (Ticker: AWPIX); Class Z (Ticker: AWPZX)

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

- AB VPS Sustainable Global Thematic Portfolio

Class A; Class B

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated October 15, 2026 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Equity Funds	October 31, 2025
AVP	May 1, 2026

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Effective immediately, the following replaces certain information under the heading “Portfolio Managers” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

AB Sustainable Global Thematic Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Edward Bryan	Since February 2026	Senior Vice President of the Adviser
Lei Qiu	Since October 2026	Senior Vice President of the Adviser
Adam Yee	Since October 2026	Senior Vice President of the Adviser

AB Sustainable International Thematic Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Edward Bryan	Since February 2026	Senior Vice President of the Adviser
Lei Qiu	Since October 2026	Senior Vice President of the Adviser
Adam Yee	Since October 2026	Senior Vice President of the Adviser

AB VPS Sustainable Global Thematic Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Edward Bryan	Since February 2026	Senior Vice President of the Adviser
Lei Qiu	Since October 2026	Senior Vice President of the Adviser
Adam Yee	Since October 2026	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the [Funds/Portfolios] – Portfolio Managers” in the Prospectuses for the following Funds.

AB Sustainable Global Thematic Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Edward Bryan; since February 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Lei Qiu; since October 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated since prior to 2021. She is also Head of Thematic Equities.

Adam Yee; since October 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

AB Sustainable International Thematic Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Edward Bryan; since February 2026; Senior Vice President of the Adviser	(see above)

Lei Qiu; since October 2026; Senior Vice President of the Adviser	(see above)

Adam Yee; since October 2026; Senior Vice President of the Adviser	(see above)

AB VPS Sustainable Global Thematic Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Edward Bryan; since February 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Lei Qiu; since October 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated since prior to 2021. She is also Head of Thematic Equities.

Adam Yee; since October 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-1026